Warrants Liability - Schedule of Changes in the Fair Value of Derivative Warrant Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrant liability at beginning		$ 3,720	$ 1,156,386
Exercise of warrants and resulting reclassification to equity at fair value			(1,118,492)
Adjustment resulting from the change in the fair value for the reporting period		(3,720)	(34,175)
Warrant liability at ending			3,720
Series A Warrants [Member]
Warrant liability at beginning		3,720	156,531
Exercise of warrants and resulting reclassification to equity at fair value
Adjustment resulting from the change in the fair value for the reporting period		(3,720)	(152,812)
Warrant liability at ending			3,720
Series B Warrants [Member]
Warrant liability at beginning			999,855
Exercise of warrants and resulting reclassification to equity at fair value			(1,118,492)
Adjustment resulting from the change in the fair value for the reporting period			118,637
Warrant liability at ending